Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Increase in income tax expense	$ 5,893
Effective tax rate	27.60%	28.30%	27.50%
Decrease in deferred tax liabilities	$ 1,779
Decrease in deferred tax assets	(628)
Loss carryforward	9,600
Tax credit carryforward	260
Carry forward amount of foreign tax credit with expiration dates	$ 13,560
Percentage of impact of unrecognized tax benefits on effective tax rate if subsequently recognized	79.00%
Unrecognized tax benefits	$ 5,452	$ 5,323	$ 5,288	$ 5,018
Anticipated interest and penalty obligations	229
Accrued benefit for interest and penalties		112
Income tax benefit expense associated with interest and penalties	$ 124	$ 152	$ 19